Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Total		¥ 81,183			¥ 115,885
Less: Accumulated depreciation		(30,462)			(59,840)
Net book value		50,721		$ 8,652	56,045
Depreciation expenses	¥ 29,814	18,530	¥ 8,099
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		24,101			34,802
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total		22,245			35,741
Servers [Member]
Property, Plant and Equipment [Line Items]
Total		14,478			18,057
Office Furniture, Vehicles & Logistics Equipment [Member
Property, Plant and Equipment [Line Items]
Total		13,452			19,307
Software [Member]
Property, Plant and Equipment [Line Items]
Total		¥ 6,907			¥ 7,978